Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Summary of Key Financial Performance Measures of Segments Including Revenue, Cost of Revenue, and Gross Profit
Key financial performance measures of the segments including revenue, cost of revenue, and gross profit are as follows:

	2025	2024	2023
	(in € millions)
Premium
Revenue	15,350	13,819	11,566
Cost of revenue	10,184	9,324	8,231
Gross profit	5,166	4,495	3,335
Ad-Supported
Revenue	1,836	1,854	1,681
Cost of revenue	1,506	1,625	1,619
Gross profit	330	229	62
Consolidated
Revenue	17,186	15,673	13,247
Cost of revenue	11,690	10,949	9,850
Gross profit	5,496	4,724	3,397

Summary of Reconciliation Between Reportable Segment Gross Profit to Group’s Income/(Loss) Before Tax	The reconciliation between reportable segment gross profit to the Group’s income/(loss) before tax is as follows:

	2025	2024	2023
	(in € millions)
Segment gross profit	5,496	4,724	3,397
Research and development	(1,393)	(1,486)	(1,725)
Sales and marketing	(1,426)	(1,392)	(1,533)
General and administrative	(479)	(481)	(585)
Finance income	292	328	161
Finance costs	(266)	(352)	(220)
Income/(loss) before tax	2,224	1,341	(505)

Summary of Revenue and Non-current Asset by Geographic Country
Revenue by country

	2025	2024	2023
	(in € millions)
United States	6,470	6,136	5,225
Luxembourg	13	10	9
Other countries	10,703	9,527	8,013
Total	17,186	15,673	13,247
Non-current assets for this purpose consist of property and equipment and lease right-of-use assets.

	2025	2024	2023
	(in € millions)
Sweden	102	67	84
United States	226	270	387
Other countries	94	77	76
Total	422	414	547